CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect Period of Adoption [Member] CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit Cumulative Effect Period of Adoption [Member] CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balances at Dec. 31, 2018	¥ 18,155,563			¥ 321		¥ 39,666,150		¥ 1,879,946		¥ (23,509,486)			¥ 118,632
Balances (in shares) at Dec. 31, 2018 | shares				5,075,817,301	5,075,817,301
Net loss attributable to iQIYI, Inc.	(10,276,739)									(10,323,329)			46,590
Equity component of convertible senior notes, net of issuance costs	987,691					987,691
Purchase of capped call	(567,140)					(567,140)
Exercise of share-based awards	151,157			¥ 4		151,153
Exercise of share-based awards (in shares) | shares				59,699,220	59,699,220
Other comprehensive income	228,677							226,772					1,905
Issuance of subsidiaries' shares to noncontrolling interest holders	6,750												6,750
Acquisition of noncontrolling interests in subsidiaries	(65,000)					(44,066)							(20,934)
Accretion of redeemable noncontrolling interests	(1,542)									(1,542)
Dividends paid and payable by a subsidiary	(90,547)												(90,547)
Deemed disposal of a subsidiary’s shares						20,020							(20,020)
Share-based compensation	1,084,520					1,084,520
Balances at Dec. 31, 2019	9,613,390			¥ 325		41,298,328		2,106,718		(33,834,357)			42,376
Balances (ASC 2016-13 [Member]) at Dec. 31, 2019			¥ (94,048)									¥ (94,048)
Balances (in shares) at Dec. 31, 2019 | shares				5,135,516,521	5,135,516,521
Net loss attributable to iQIYI, Inc.	(7,007,153)									(7,038,361)			31,208
Issuance of ordinary shares upon follow-on offering,net of issuance costs	4,451,969			¥ 18		4,451,951
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares				280,000,000	280,000,000
Equity component of convertible senior notes, net of issuance costs	394,956					394,956
Exercise of share-based awards	193,102			¥ 5		193,097
Exercise of share-based awards (in shares) | shares				70,684,420	70,684,420
Other comprehensive income	433,399							435,962					(2,563)
Issuance of subsidiaries' shares to noncontrolling interest holders	9,609					(918)							10,527
Accretion of redeemable noncontrolling interests	(7,087)									(7,087)
Dividends paid and payable by a subsidiary	(22,563)												(22,563)
Share-based compensation	1,370,095					1,370,095
Others						(20,026)							20,026
Balances at Dec. 31, 2020	9,335,669			¥ 348		47,687,483		2,542,680		(40,973,853)			79,011
Balances (in shares) at Dec. 31, 2020 | shares				5,486,200,941	5,486,200,941
Net loss attributable to iQIYI, Inc.	(6,108,533)									(6,169,584)			61,051
Issuance of ordinary shares upon follow-on offering,net of issuance costs	505,418			¥ 2		505,416
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares				32,163,292	32,163,292
Equity component of convertible senior notes, net of issuance costs	48,793					48,793
Exercise of share-based awards	181,165			¥ 6		181,159
Exercise of share-based awards (in shares) | shares				80,388,622	80,388,622
Other comprehensive income	165,228	$ 25,928						166,322					(1,094)
Issuance of subsidiaries' shares to noncontrolling interest holders	37												37
Accretion of redeemable noncontrolling interests	(20,336)	(3,191)								(20,336)
Dividends paid and payable by a subsidiary	(50,876)												(50,876)
Share-based compensation	1,219,163					1,219,163
Balances at Dec. 31, 2021	¥ 5,275,728	$ 827,877		¥ 356	$ 56	¥ 49,642,014	$ 7,789,915	¥ 2,709,002	$ 425,102	¥ (47,163,773)	$ (7,401,025)		¥ 88,129	$ 13,829
Balances (in shares) at Dec. 31, 2021 | shares				5,598,752,855	5,598,752,855